Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Hierarchy for Liabilities, Measured at Fair Value on a Recurring Basis (Details) - Recurring - Private Placement Warrants	Sep. 30, 2022 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 331,612
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 331,612